Property and Equipment, Net (Details Textual) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment, Net (Textual)
Depreciation expenses	$ 0	$ 30,349	$ 10,638